Financial Instruments and Risk Management - Contractual undiscounted outflows (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	$ 2,846	$ 859
Contractual cash flow	2,846	878
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	2,846	878
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	20	36
Contractual cash flow	20	55
Lease liabilities | Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	20	55
Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	2,646	646
Contractual cash flow	2,646	646
Trade payables | Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	2,646	646
Other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	180	177
Contractual cash flow	180	177
Other payables | Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flow	$ 180	$ 177